Impairment losses and goodwill - Impairment - Additional information (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Jun. 30, 2021
Impairment losses and goodwill
Impairment of goodwill	€ (817)	€ (3,702)
Impairment of fixed assets	(23)	(5)	€ (6)
Romania
Impairment losses and goodwill
Net carrying value of the assets of the CGU reduced to the value in use of current and long-term assets	1,700
Impairment of goodwill	€ (789)
Percentage of net carrying value of the assets of the CGU reduced to the value in use of current and long-term assets	100.00%
Spain, operating segment [member]
Impairment losses and goodwill
Net carrying value of the assets of the CGU reduced to the value in use of current and long-term assets				€ 7,700
Impairment of goodwill		€ (3,702)
Mobile Financial Services [Member]
Impairment losses and goodwill
Net carrying value of the assets of the CGU reduced to the value in use of current and long-term assets	€ 400
Impairment of goodwill	(28)
Impairment charges	(49)
Impairment of fixed assets	€ (21)